Significant Accounting Policies and Judgments (Tables)	12 Months Ended
Jun. 30, 2020
Accounting policies, accounting estimates and errors [Abstract]
Major Subsidiaries Over Which the Company Has Control
The Company’s principal subsidiaries are as follows:

Major subsidiaries	Percentage Ownership	Functional Currency
1769474 Alberta Ltd. (“1769474”)	100%	Canadian Dollar
2105657 Alberta Inc. (“2105657”)	100%	Canadian Dollar
Aurora Cannabis Enterprises Inc. (“ACE”)	100%	Canadian Dollar
Aurora Deutschland GmbH (“Aurora Deutschland”)	100%	European Euro
Aurora Nordic Cannabis A/S (“Aurora Nordic”)	51%	Danish Krone
Cannimed Therapeutics Inc. (“CanniMed”)	100%	Canadian Dollar
H2 Biopharma Inc. (“H2” or “Aurora Eau”)	100%	Canadian Dollar
MedReleaf Corp. (“MedReleaf”)	100%	Canadian Dollar
Peloton Pharmaceuticals Inc. (“Peloton” or “Aurora Vie”)	100%	Canadian Dollar
Whistler Medical marijuana Corporation (“Whistler”)	100%	Canadian Dollar

Adjustments for Change in Accounting Policy
The following is a summary of the impacts to the statement of financial position, the statement of comprehensive loss, and the statement of cash flows for the year ended June 30, 2019:

June 30, 2019 As previously reported		Inventory Adjustments	Discontinued Operations (Note 11(b))	June 30, 2019 Restated
Consolidated Statement of Financial Position
Biological assets	51,836	(1,269)	—	50,567
Inventory	113,641	(2,320)	—	111,321
Deferred tax liability	91,886	(916)	—	90,970
Deficit	(283,639)	(2,672)	—	(286,311)

Year ended June 30, 2019 As previously reported		Inventory Adjustments	Discontinued Operations (Note 11(b))	Year ended June 30, 2019 Restated
Consolidated Statement of Comprehensive Loss
Cost of sales	112,526	11,252	—	123,778
Gross profit before fair value adjustments	135,413	(11,252)	(2,403)	121,758

Changes in fair value of inventory sold	72,129	(308)	—	71,821
Unrealized gain on changes in fair value of biological assets	(96,531)	4,028	—	(92,503)
Gross profit	159,815	(14,972)	(2,403)	142,440

General and administration	172,365	(11,384)	(1,912)	159,069

Deferred tax (recovery) expense	(23,257)	(916)	264	(23,909)

Net loss from continuing operations	(297,924)	(2,672)	(144)	(300,740)
Net loss attributable to Aurora shareholders	(290,837)	(2,672)	—	(293,509)
Loss per share (basic and diluted)	(3.63)	(0.03)	n/a	(3.66)

Year ended June 30, 2019 As previously reported		Inventory Adjustments	Discontinued Operations (Note 11(b))	Year ended June 30, 2019 Restated
Consolidated Statement of Cash Flows
Unrealized gain on changes in fair value of biological assets	(96,531)	4,028	—	(92,503)
Changes in fair value of inventory sold	72,129	(308)	—	71,821
Deferred tax expense (recovery)	(23,257)	(916)	264	(23,909)
Changes in non-cash working capital	(37,952)	(211)	878	(37,285)
Net cash used in operating activities	(192,245)	—	—	(192,245)

Adjustments to Opening Balances Resulting From Initial Adoption of IFRS 16
The following table summarizes the adjustments to opening balances resulting from the initial adoption of IFRS 16:

As at July 1, 2019	As previously reported under IAS 17	IFRS 16 transition adjustments	Inventory restatement adjustments (Note 2(h))	As reported under IFRS 16
	$	$		$
Prepaid deposits	24,323	(585)	—	23,738
Property, plant and equipment	765,567	96,049	—	861,616
Current loans and borrowings	(13,758)	(6,630)	—	(20,388)
Non-current loans and borrowings	(127,486)	(88,834)	—	(216,320)
Deficit	283,639	—	2,672	286,311

Reconciliation of Operating Lease Commitments to Opening Balance of Lease Liabilities
The following table reconciles the operating lease commitments as at June 30, 2019 to the opening balance of lease liabilities as at July 1, 2019:

Operating lease commitments as at June 30, 2019	$94,780
Add: finance lease liabilities recognized as at June 30, 2019	1,326
Add: adjustments as a result of a different treatment for extension and termination options	94,829
Effect of discounting using the lessee's incremental borrowing rate	(88,767)
Less: lease commitments not yet in effect	(4,068)
Less: short-term, low-value asset leases and others	(1,318)
Lease liabilities recognized as at July 1, 2019	$96,782